N-2	Feb. 21, 2024
Cover [Abstract]
Entity Central Index Key	0001487610
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	Neuberger Berman High Yield Strategies Fund Inc.
Entity Address, Address Line One	c/o Neuberger Berman Investment Advisers LLC
Entity Address, Address Line Two	1290 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10104-0002
City Area Code	212
Local Phone Number	212-476-8800
Contact Personnel Name	Joseph V. Amato
No Substantive Changes, 462(c)	true
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false